SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09397
                                                    ---------------

                           The Gabelli Utilities Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                             ---------------

                   Date of reporting period: December 31, 2003
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is attached herewith.

                           THE GABELLI UTILITIES FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2003



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2003 with a description of the factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      Utility stocks performed well during the fourth quarter of 2003, capping off a year of very strong performance. The major driver for the stocks was a growing demand by investors for stocks that pay relatively high, secure dividends in an environment of extremely low interest rates. Furthermore, an increasing number of individual investors have been recognizing the higher value of dividends as a result of the new tax law that was passed by Congress in May 2003 that lowered the tax rate on dividend income to 15%. In addition, toward the end of 2003, following the steep rally in growth stocks, institutional investors have stepped up their purchases of utility stocks because the sector looks cheap relative to the overall stock market.

      During 2003, the Fund's top performers included Westar Energy and Allegheny Energy, two classic turnaround stories. The new management team at Allegheny took over in the middle of 2003 and have resolved Allegheny's liquidity problems, sold off some non-core assets and paid down some debt. In a similar fashion, a new management team took over the reins at Westar in late 2002 and moved swiftly to sell off non-core assets and reduce the company's highly leveraged balance sheet. Edison International, Unisource Energy and Great Plains Energy were also large holdings near the top of our yearly leaderboard. CMS Energy, Southwest Gas and Teco Energy posted losses during the year.

                                Sincerely yours,

                                /s/ BRUCE N. ALPERT
                                Bruce N. Alpert
                                President

February 24, 2004

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI
                    UTILITIES FUND AND THE S&P UTILITY INDEX

                           Gabelli Utilities Fund          S&P Utility Index
8/31/99                           10,000                         10,000
12/99                             12,225                          9,006
12/00                             14,234                         14,291
12/01                             12,048                          9,942
12/02                             10,234                          6,960
12/03                             13,250                          8,788

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2003 (A)
              ----------------------------------------------------
                                                                                                           SINCE
                                                  QUARTER            1 YEAR             3 YEAR        INCEPTION (B)
                                                  -------            ------             ------        -------------
 Gabelli Utilities Fund Class AAA .............    9.53%             29.47%             (2.36)%           6.70%

 S&P Utility Index ............................    7.95%             26.26%            (14.97)%          (3.10)%
 Lipper Utility Fund Average ..................    9.72%             22.68%             (9.76)%          (1.99)%

 Class A ......................................    9.50%             29.92%             (2.25)%           6.78%
                                                   3.22%(c)          22.52%(c)          (4.17)%(c)        5.34%(c)
 Class B ......................................    9.33%             28.42%             (2.62)%           6.50%
                                                   5.07%(d)          24.42%(d)          (3.37)%(d)        6.12%(d)
 Class C ......................................    9.31%             28.71%             (2.55)%           6.56%
                                                   8.46%(d)          27.71%(d)          (2.55)%(d)        6.56%(d)

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Had the Adviser not reimbursed expenses of the Fund from 1999 through 2002, returns would have been lower. The S&P Utility Index is an unmanaged indicator of electric and gas utility stock performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Performance for periods less than one year is not annualized. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on December 31, 2002. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The value of utility stocks changes as long-term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel and natural resources conservation.
 (b) From commencement of investment operations on August 31, 1999.
 (c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
 (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                       MARKET
      SHARES                                             COST          VALUE
      ------                                             ----          ------
              COMMON STOCKS -- 84.0%
              ENERGY AND UTILITIES: ELECTRIC -- 18.8%
      90,000  AES Corp.+ .........................   $   434,950    $   849,600
      40,000  British Energy plc+ ................       116,886          3,187
      20,000  Cleco Corp. ........................       403,257        359,600
      35,000  DPL Inc. ...........................       754,640        730,800
       6,500  DTE Energy Co. .....................       261,307        256,100
      50,000  Duquesne Light Holdings Inc. .......       752,566        917,000
      55,000  Edison International+ ..............       703,709      1,206,150
      75,000  El Paso Electric Co.+ ..............       891,387      1,001,250
      18,000  FPL Group Inc. .....................     1,113,357      1,177,560
      25,000  Great Plains Energy Inc. ...........       585,298        795,500
      22,000  Green Mountain Power Corp. .........       467,933        519,200
       9,000  Hawaiian Electric Industries Inc. ..       391,335        426,330
       2,000  UIL Holdings Corp. .................        70,260         90,200
                                                     -----------    -----------
                                                       6,946,885      8,332,477
                                                     -----------    -----------
              ENERGY AND UTILITIES: INTEGRATED -- 51.1%
     140,000  Allegheny Energy Inc.+ .............     1,342,446      1,786,400
      10,000  ALLETE Inc. ........................       262,751        306,000
      15,000  Alliant Energy Corp. ...............       282,537        373,500
      15,000  Ameren Corp. .......................       641,696        690,000
     150,000  Aquila Inc.+ .......................       419,043        508,500
       6,000  CH Energy Group Inc. ...............       266,493        281,400
       9,000  Cinergy Corp. ......................       299,270        349,290
     149,000  CMS Energy Corp.+ ..................     1,069,061      1,269,480
      17,000  Constellation Energy Group Inc. ....       448,840        665,720
      50,000  Duke Energy Corp. ..................     1,049,601      1,022,500
     120,000  El Paso Corp. ......................     1,007,045        982,800
      80,000  Enel SpA+ ..........................       493,842        543,895
      40,000  Energy East Corp. ..................       791,788        896,000
       4,000  Entergy Corp. ......................       152,640        228,520
      19,000  FirstEnergy Corp. ..................       570,228        668,800
       4,200  Florida Public Utilities Co. .......        60,350         66,297
      65,000  Hera SpA+                                   96,355        101,747
      20,000  Maine & Maritimes Corp. ............       620,490        700,200
      16,000  MGE Energy Inc. ....................       510,554        504,160
      43,805  Mirant Corp.+ ......................        85,781         17,084
      18,000  NiSource Inc. ......................       365,389        394,920
      35,000  Northeast Utilities ................       585,816        705,950
      35,000  NSTAR ..............................     1,530,573      1,697,500
      33,000  OGE Energy Corp. ...................       772,921        798,270
       7,000  Otter Tail Corp. ...................       193,539        187,110
      28,000  Pepco Holdings Inc. ................       535,004        547,120
      28,000  PG&E Corp.+ ........................       365,349        777,560
      12,500  PPL Corp. ..........................       408,359        546,875
      26,000  Progress Energy Inc. ...............     1,098,399      1,176,760
      17,000  TECO Energy Inc. ...................       249,854        244,970
       6,200  Tohoku Electric Power Co. Inc. .....       101,254        102,803
      10,000  TXU Corp. ..........................       195,942        237,200
      40,000  Unisource Energy Corp. .............       850,510        986,400
      35,000  Westar Energy Inc. .................       408,486        708,750
      15,000  Wisconsin Energy Corp. .............       327,822        501,750
      60,000  Xcel Energy Inc. ...................       926,761      1,018,800
                                                     -----------    -----------
                                                      19,386,789     22,595,031
                                                     -----------    -----------
              ENERGY AND UTILITIES: NATURAL GAS -- 9.9%
       2,500  Atmos Energy Corp. .................        55,202         60,750
      10,000  Energen Corp. ......................       239,277        410,300

                                                                       MARKET
      SHARES                                             COST          VALUE
      ------                                             ----          ------
      30,000  KeySpan Corp. ......................   $ 1,046,771    $ 1,104,000
       3,000  Laclede Group Inc. .................        73,220         85,650
      22,000  National Fuel Gas Co. ..............       460,949        537,680
      10,000  Nicor Inc. .........................       198,513        340,400
      11,000  NUI Corp. ..........................       159,079        177,320
      30,000  ONEOK Inc. .........................       517,055        662,400
         500  RGC Resources Inc. .................         9,744         11,425
      28,350  Southern Union Co.+ ................       414,380        521,640
      20,000  Southwest Gas Corp. ................       425,018        449,000
                                                     -----------    -----------
                                                       3,599,208      4,360,565
                                                     -----------    -----------
              ENERGY AND UTILITIES: WATER -- 0.8%
       5,333  Middlesex Water Co. ................        91,734        108,260
       9,000  Pennichuck Corp. ...................       212,146        254,376
                                                     -----------    -----------
                                                         303,880        362,636
                                                     -----------    -----------
              TELECOMMUNICATIONS: LOCAL -- 3.4%
      16,000  BellSouth Corp. ....................       505,159        452,800
      13,000  SBC Communications Inc. ............       448,805        338,910
      20,000  Verizon Communications Inc. ........       756,596        701,600
                                                     -----------    -----------
                                                       1,710,560      1,493,310
                                                     -----------    -----------
              TOTAL COMMON STOCKS ................    31,947,322     37,144,019
                                                     -----------    -----------
              PREFERRED STOCKS -- 4.2%
              ENERGY AND UTILITIES: INTEGRATED -- 1.6%
       8,800  Cinergy Corp.,
                9.500% Cv. Pfd. ..................       440,000        560,560
      16,000  Mirant Trust I,
                6.250% Cv. Pfd., Ser. A+ (a) .....       471,705        163,200
                                                     -----------    -----------
                                                         911,705        723,760
                                                     -----------    -----------
              TELECOMMUNICATIONS -- 2.6%
      22,000  Citizens Communications Co.,
                5.000% Cv. Pfd. ..................     1,094,590      1,122,000
                                                     -----------    -----------
              TOTAL PREFERRED STOCKS .............     2,006,295      1,845,760
                                                     -----------    -----------
    PRINCIPAL
     AMOUNT
     ------
              CONVERTIBLE BONDS -- 1.0%
              ENERGY AND UTILITIES: ELECTRIC -- 1.0%
  $  450,000  AES Corp., Sub. Deb. Cv.,
                4.500%, 08/15/05 .................       362,826        429,750
                                                     -----------    -----------
              U.S.  GOVERNMENT  OBLIGATIONS  -- 10.7%
   4,735,000  U.S.  Treasury Bills,
                0.872% to 0.913%++,
                01/02/04 to 03/25/04 .............     4,726,817      4,726,884
                                                     -----------    -----------
              TOTAL INVESTMENTS -- 99.9% .........   $39,043,260     44,146,413
                                                     ===========
              OTHER ASSETS AND LIABILITIES (NET) -- 0.1%                 64,414
                                                                    -----------
              NET ASSETS -- 100.0% .............................    $44,210,827
                                                                    ===========
----------------
              For Federal tax purposes:
              Aggregate cost ...................................    $39,310,649
                                                                    ===========
              Gross unrealized appreciation ....................    $ 5,953,061
              Gross unrealized depreciation ....................     (1,117,297)
                                                                    -----------
              Net unrealized appreciation ......................    $ 4,835,764
                                                                    ===========
----------------
 (a) Security in default.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $39,043,260) ..................    $44,146,413
  Cash ......................................................          1,621
  Dividends and interest receivable .........................         93,581
  Receivable for Fund shares sold ...........................        210,654
  Prepaid Insurance .........................................          4,019
                                                                 -----------
  TOTAL ASSETS ..............................................     44,456,288
                                                                 -----------
LIABILITIES:
  Payable for Fund shares redeemed ..........................        150,503
  Payable for investment advisory fees ......................         26,581
  Payable for distribution fees .............................          8,954
  Other accrued expenses ....................................         59,423
                                                                 -----------
  TOTAL LIABILITIES .........................................        245,461
                                                                 -----------
  NET ASSETS applicable to 5,502,695
    shares outstanding ......................................    $44,210,827
                                                                 ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value ...............    $     5,503
  Additional paid-in capital ................................     41,257,239
  Accumulated net realized loss on investments ..............     (2,155,068)
  Net unrealized appreciation on investments ................      5,103,153
                                                                 -----------
  TOTAL NET ASSETS ..........................................    $44,210,827
                                                                 ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($43,526,327 / 5,417,258
    shares outstanding) .....................................          $8.03
                                                                       =====
  CLASS A:
   Net Asset Value and redemption price per share
    ($306,634 / 38,056 shares outstanding) ..................          $8.06
                                                                       =====
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price at December 31, 2003) .............          $8.55
                                                                       =====
  CLASS B:
  Net Asset Value, offering and redemption
    price per share ($70,711 / 8,885
    shares outstanding) .....................................          $7.96(a)
                                                                       =====
  CLASS C:
  Net Asset Value, offering and redemption
    price per share ($307,155 / 38,496
    shares outstanding) .....................................           $7.98(a)
                                                                       =====
-------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends .....................................................    $  997,323
  Interest ......................................................        73,195
                                                                     ----------
  TOTAL INVESTMENT INCOME .......................................     1,070,518
                                                                     ----------
EXPENSES:
  Investment advisory fees ......................................       273,106
  Distribution fees .............................................        70,704
  Shareholder services fees .....................................        43,652
  Registration fees .............................................        41,596
  Shareholder communications expenses ...........................        38,422
  Trustees' fees ................................................        24,553
  Legal and audit fees ..........................................        23,797
  Custodian fees ................................................        14,424
  Repayment of reimbursed expenses ..............................        11,161
  Miscellaneous expenses ........................................         7,225
                                                                     ----------
  TOTAL EXPENSES ................................................       548,640
                                                                     ----------
  NET INVESTMENT INCOME .........................................       521,878
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized loss on investments ..............................      (295,760)
  Net change in unrealized appreciation/
    depreciation on investments .................................     6,636,854
                                                                     ----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS ..............................................     6,341,094
                                                                     ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .............................................    $6,862,972
                                                                     ==========



                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                                 YEAR ENDED           YEAR ENDED
                                                                              DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                              -----------------    -----------------
OPERATIONS:
  Net investment income .....................................................    $   521,878          $   305,491
  Net realized loss on investments ..........................................       (295,760)            (115,023)
  Net change in unrealized appreciation/depreciation on investments .........      6,636,854           (1,822,900)
                                                                                 -----------          -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........      6,862,972           (1,632,432)
                                                                                 -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ...............................................................       (513,031)            (305,491)
    Class A .................................................................         (2,529)                  --
    Class B .................................................................         (2,460)                  --
    Class C .................................................................         (3,858)                  --
                                                                                 -----------          -----------
                                                                                    (521,878)            (305,491)
                                                                                 -----------          -----------
  Return of capital
    Class AAA ...............................................................     (2,646,786)            (844,040)
    Class A .................................................................        (13,048)                  --
    Class B .................................................................        (12,689)                  --
    Class C .................................................................        (19,907)                  --
                                                                                 -----------          -----------
                                                                                  (2,692,430)            (844,040)
                                                                                 -----------          -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................     (3,214,308)          (1,149,531)
                                                                                 -----------          -----------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ...............................................................     26,732,440            6,269,955
    Class A .................................................................        278,094                   --
    Class B .................................................................         74,045                   --
    Class C .................................................................        262,280                   --
                                                                                 -----------          -----------
  NET INCREASE IN NET ASSETS FROM SHARES OF BENEFICIAL
    INTEREST TRANSACTIONS ...................................................     27,346,859            6,269,955
                                                                                 -----------          -----------
  NET INCREASE IN NET ASSETS ................................................     30,995,523            3,487,992
                                                                                 -----------          -----------
NET ASSETS:
  Beginning of period .......................................................     13,215,304            9,727,312
                                                                                 -----------          -----------
  End of period .............................................................    $44,210,827          $13,215,304
                                                                                 ===========          ===========


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Utilities Fund (the "Fund") was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 31, 1999. The Fund's primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded in the U.S.
over-the-counter market for which market quotations are readily available are valued at the last quoted sale price on that exchange or market as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Trustees. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2003, there was no repurchase agreement.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to increase accumulated net investment loss for $2,692,430 with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal year ended December 31, 2003 and December 31, 2002 were as follows:

                                           YEAR ENDED            YEAR ENDED
                                        DECEMBER 31, 2003     DECEMBER 31, 2002
                                        -----------------     ------------------
      DISTRIBUTIONS PAID FROM:
      Ordinary income ..................   $  521,878            $  305,703
      Non-taxable return of capital ....    2,692,430               843,828
                                           ----------            ----------
      Total distributions paid .........   $3,214,308            $1,149,531
                                           ==========            ==========

EXPENSES. Certain administrative expenses are allocated among the Classes of Shares on the basis of each Class' average net assets.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

      Accumulated capital loss carryforward ...................   $(1,887,679)
      Net unrealized appreciation .............................     4,835,764
                                                                  -----------
      Total accumulated gain ..................................   $ 2,948,085
                                                                  ===========

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $1,887,679. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $1,088,544 of the loss carryforward is available through 2008; $655,271 is available through 2009; $54,818 is available through 2010; and $89,046 is available through 2011.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. The Adviser contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses for Class AAA, A, B and C at 2.00%, 2.00%, 2.75% and 2.75%, respectively, of average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00%, 2.00%, 2.75% and 2.75% of average daily net assets for Class AAA, A, B and C, respectively. For the year

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


ended December 31, 2003, the Fund repaid the Adviser $11,161. The cumulative amount which the Fund may repay the Adviser is $66,719.

4. DISTRIBUTION PLAN. The Fund's Board of Trustees has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended December 31, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $67,136 and $331 for Class AAA and Class A Shares, respectively, or 0.25% of average daily net assets, the annual limitation under the Plan. Class B and Class C Shares incurred distribution costs of $1,209 and $2,028, respectively, or 1.00% of average daily net assets, the annual limitation under each plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2003, other than short term securities, aggregated $31,793,556 and $10,213,353, respectively.

6. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                               YEAR ENDED                       YEAR ENDED
                                                           DECEMBER 31, 2003                DECEMBER 31, 2002
                                                     -------------------------------------------------------------
                                                                                CLASS AAA
                                                     -------------------------------------------------------------
                                                        SHARES          AMOUNT            SHARES          AMOUNT
                                                     ----------      ------------       ---------      -----------
Shares sold ......................................    5,923,852      $ 44,009,746       1,489,471      $11,221,609
Shares issued upon reinvestment of dividends .....      328,032         2,417,958         134,423        1,024,609
Shares redeemed ..................................   (2,732,761)      (19,695,264)       (791,745)      (5,976,263)
                                                     ----------      ------------       ---------      -----------
    Net increase .................................    3,519,123      $ 26,732,440         832,149      $ 6,269,955
                                                     ==========      ============       =========      ===========
                                                               CLASS A
                                                     ----------------------------
                                                        SHARES          AMOUNT
                                                     ----------      ------------
Shares sold ......................................       38,458      $    281,490
Shares issued upon reinvestment of dividends .....        1,314             9,989
Shares redeemed ..................................       (1,716)          (13,385)
                                                     ----------      ------------
    Net increase .................................       38,056      $    278,094
                                                     ==========      ============

                                                               CLASS B*
                                                     ----------------------------
                                                        SHARES          AMOUNT
                                                     ----------      ------------
Shares sold ......................................       37,131      $    272,522
Shares issued upon reinvestment of dividends .....        1,256             8,313
Shares redeemed ..................................      (29,502)         (206,790)
                                                     ----------      ------------
    Net increase .................................        8,885      $     74,045
                                                     ==========      ============

                                                               CLASS C*
                                                     ----------------------------
                                                        SHARES          AMOUNT
                                                     ----------      ------------
Shares sold ......................................       42,520      $    293,831
Shares issued upon reinvestment of dividends .....        3,146            23,475
Shares redeemed ..................................       (7,170)          (55,026)
                                                     ----------      ------------
    Net increase .................................       38,496      $    262,280
                                                     ==========      ============

* Commencement of operations on December 31, 2002.

7. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2003, the Fund paid brokerage commissions of $60,552 to Gabelli & Company, Inc. Gabelli & Company received commissions (sales charges and underwriting fees) from investors on sales of Fund shares in the amount of $1,691.

8. CONCENTRATIONS/RISKS. The Fund may invest a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility on the Fund's net asset value and a magnified effect on the total return.

THE GABELLI UTILITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                      INCOME
                            FROM INVESTMENT OPERATIONS                                       DISTRIBUTIONS
                ---------------------------------------------------   ----------------------------------------------------------
                                               Net                                                  In Excess
                Net Asset               Realized and       Total                      Net           of Net
  Period          Value,        Net       Unrealized        from          Net       Realized        Realized
   Ended        Beginning   Investment  Gain/(Loss) on   Investment   Investment      Gain on        Gain on           Total
December 31     of Period     Income     Investments     Operations     Income     Investments     Investments     Distributions
-----------     ---------   ----------   ------------    ----------   ----------   -----------     -----------     -------------
CLASS AAA
   2003         $  6.96      $ 0.14        $ 1.77          $ 1.91       $(0.14)          --         $(0.70)(d)       $(0.84)
   2002            9.13        0.22         (1.55)          (1.33)       (0.22)          --          (0.62)(d)        (0.84)
   2001           11.72        0.11         (1.86)          (1.75)       (0.11)          --          (0.73)(d)        (0.84)
   2000           10.89        0.89          0.83            1.72        (0.89)          --             --            (0.89)
   1999++         10.00        0.04(a)       2.18            2.22        (0.03)       (1.23)         (0.07)           (1.33)

CLASS A+
   2003         $  6.96      $ 0.13        $ 1.81          $ 1.94       $(0.13)          --         $(0.71)(d)       $(0.84)

CLASS B+
   2003         $  6.96      $ 0.12        $ 1.72          $ 1.84       $(0.12)          --         $(0.72)(d)       $(0.84)

CLASS C+
   2003         $  6.96      $ 0.08        $ 1.78          $ 1.86       $(0.08)          --         $(0.76)(d)       $(0.84)






                                                            RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                          ------------------------------------------------------------------------------
                                                            Net
                 Net Asset                Net Assets     Investment      Operating          Operating
  Period            Value,                   End of        Income         Expenses           Expenses         Portfolio
   Ended           End of       Total        Period      to Average          Net               Before          Turnover
December 31        Period     Return+++    (in 000's)    Net Assets     Reimbursements    Reimbursements(c)      Rate
-----------      ---------    ---------   -----------   ------------   ---------------    ----------------    ---------
CLASS AAA
   2003           $  8.03       29.5%       $43,526         1.92%           2.00%              2.00%              39%
   2002              6.96      (15.1)        13,215         2.91            2.00               2.64               41
   2001              9.13      (15.4)         9,727         1.02            2.00               2.49              110
   2000             11.72       16.4         13,281         8.31            2.00               2.88              215
   1999++           10.89       22.3          3,685         0.99(b)         2.00(b)           10.63(b)            94

CLASS A+
   2003           $  8.06       29.9%       $   307         1.67%           2.00%              2.00%              39%

CLASS B+
   2003           $  7.96       28.4%       $    71         1.72%           2.75%              2.75%              39%

CLASS C+
   2003           $  7.98       28.7%       $   307         1.11%           2.75%              2.75%              39%


--------------------------------------------------------------------------------
  + Class A, B and C Shares commenced operations on December 31, 2002.
 ++ From  commencement  of  investment  operations  on August 31,  1999  through
    December 31, 1999.
+++ Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for less than one year is not annualized.
(a) Based on average month-end shares outstanding.
(b) Annualized.
(c) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $11,161 during 2003, representing previously reimbursed expenses from the Adviser. During the period ended December 31, 2003, had such payment not been made, the expense ratio would have been 1.96%, 1.96%, 2.71% and 2.71% for Class AAA, Class A, Class B and Class C, respectively.
(d) Return of Capital.

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of The Gabelli Utilities Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Gabelli Utilities Fund (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Utilities Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
New York, New York
February 10, 2004

--------------------------------------------------------------------------------
                   2003 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the fiscal year ended December 31, 2003, the Fund paid to shareholders, ordinary income dividends (comprised of net investment income) totaling $0.14 per share. For the fiscal year ended December 31, 2003, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations, and 100% of the ordinary income distribution was qualifying dividend income. Additionally, 84% of the distributions paid in 2003 were a nontaxable return of capital which should be deducted from the cost basis of the securities held at the time of receipt as of the payment date.
--------------------------------------------------------------------------------

THE GABELLI UTILITIES FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Utilities Fund Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Utilities Fund at One Corporate Center, Rye, NY 10580.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1           LENGTH OF    COMPLEX OVERSEEN   PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2     BY TRUSTEE      DURING PAST FIVE YEARS                            HELD BY TRUSTEE
----------------      -------------  ----------------   ----------------------                          -------------------
INTERESTED TRUSTEES 3:
----------------------
MARIO J. GABELLI       Since 1999        24        Chairman of the Board and Chief Executive            Director of Morgan Group
Trustee                                            Officer of Gabelli Asset Management Inc. and         Holdings, Inc. (holding
Age: 61                                            Chief Investment Officer of Gabelli Funds, LLC       company); Vice Chairman of
                                                   and GAMCO Investors, Inc.; Vice Chairman and         Lynch Corporation
                                                   Chief Executive Officer of Lynch Interactive         (diversified manufacturing)
                                                   Corporation (multimedia and services)
KARL OTTO POHL         Since 1999        33        Member of the Shareholder Committee of               Director of Gabelli Asset
Trustee                                            Sal Oppenheim Jr. & Cie (private investment          Management Inc. (investment
Age: 74                                            bank); Former President of the Deutsche              management); Chairman,
                                                   Bundesbank and Chairman of its Central Bank          Incentive Capital and
                                                   Council (1980-1991)                                  Incentive Asset Management
                                                                                                        (Zurich); Director at Sal
                                                                                                        Oppenheim, Jr. & Cie, Zurich
NON-INTERESTED TRUSTEES:
------------------------
ANTHONY J. COLAVITA    Since 1999        35        President and Attorney at Law in the law firm                       --
Trustee                                            of Anthony J. Colavita, P.C.
Age: 68

VINCENT D. ENRIGHT     Since 1999        12        Former Senior Vice President and Chief                              --
Trustee                                            Financial Officer of KeySpan Energy Corporation
Age: 60

MARY E. HAUCK          Since 2000         6        Retired Senior Manager of the Gabelli O'Connor                      --
Trustee                                            Fixed Income Mutual Funds Management Company
Age: 61

WERNER J. ROEDER, MD   Since 1999        26        Vice President/Medical Affairs of Lawrence                          --
Trustee                                            Hospital Center and practicing private physician
Age: 63

OFFICERS:
--------
BRUCE N. ALPERT        Since 2003        --        Executive Vice President and Chief Operating                        --
President                                          Officer of Gabelli Funds, LLC since 1988 and
Age: 52                                            an officer of all mutual funds advised by
                                                   Gabelli Funds, LLC and its affiliates. Director
                                                   and President of  Gabelli Advisers, Inc.
JAMES E. MCKEE         Since 1999        --        Vice President, General Counsel and Secretary                       --
Secretary                                          of Gabelli Asset Management Inc. since 1999 and
Age: 40                                            GAMCO Investors, Inc. since 1993; Secretary of
                                                   all mutual funds advised by Gabelli Advisers, Inc.
                                                   and Gabelli Funds, LLC

----------------------
   1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted. 2 Each Trustee will hold office for an indefinite term until the earliest of
      (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust.
   3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                   BOARD OF TRUSTEES
Mario J. Gabelli, CFA              Mary E. Hauck
CHAIRMAN AND CHIEF                 (RETIRED) SENIOR PORTFOLIO MANAGER
INVESTMENT OFFICER                 GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.      MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                Karl Otto Pohl
ATTORNEY-AT-LAW                    FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.          DEUTSCHE BUNDESBANK

Vincent D. Enright                 Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT       VICE PRESIDENT/MEDICAL AFFAIRS
AND CHIEF FINANCIAL OFFICER        LAWRENCE HOSPITAL CENTER
KEYSPAN ENERGY CORP.

                       OFFICERS
Bruce N. Alpert                    James E. McKee
PRESIDENT                          SECRETARY

                    DISTRIBUTOR
              Gabelli & Company, Inc.

   CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
        State Street Bank and Trust Company

                   LEGAL COUNSEL
     Skadden, Arps, Slate, Meagher & Flom LLP

[GRAPHIC OMITTED]
MARIO GABELLI PHOTO

THE
GABELLI
UTILITIES
FUND

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB470Q403SR


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) No response required.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $19,000 in 2003 and $17,500 in 2002.

     (b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2003 and $0 in 2002.

     (c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,400 in 2003 and $3,250 in 2002.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

     (d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
         (c) of this Item are $0 in 2003 and $0 in 2002.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
              (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $62,400 in 2003 and $65,750 in 2002.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not yet applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Utilities Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       March 9, 2004
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           and Principal Financial Officer


Date                       March 9, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.